Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Jul. 31, 2020	$ 12,263,858	$ 597,551	$ 1,849,335	$ (138,684)	$ (18,169,480)	$ (3,597,420)
Beginning balance, shares at Jul. 31, 2020	721,962
IfrsStatementLineItems [Line Items]
Issuance of warrants on convertible debt			43,980			43,980
Issuance of shares in public offering	$ 12,357,799		790,148			13,147,947
Issuance of shares in public offering, shares	6,764,705
Issuance of shares for debt (Note 8c(ii))	$ 329,670					329,670
Issuance of shares for debt (Note 8c(ii)), shares	50,000
Conversion feature	$ 28,712					28,712
Expiration of warrants			(1,599,468)		1,599,468
Expiration of options		(12,055)			283,808	271,753
Issuance of options		1,968,226				1,968,226
Loss for the period					2,292,381	2,292,381
Ending balance, value at Apr. 30, 2021	$ 24,980,039	2,553,722	1,083,995	(138,684)	(13,993,823)	14,485,249
Ending balance, shares at Apr. 30, 2021	7,536,667
IfrsStatementLineItems [Line Items]
Expiration of options		(375,592)			103,839	(271,753)
Loss for the period					(2,720,715)	(2,720,715)
Historic foreign currency adjustments					856,668	856,668
Issuance of shares in private placement	$ 13,611,136		11,084,060			24,695,196
Issuance of shares in private placement, shares	5,170,343
Reclassification of warrant liability			6,621,347			6,621,347
Exercise of warrants	16,191,458		(2,595,927)			$ 13,595,531
Exercise of warrants, shares						2,562,573
Ending balance, value at Jul. 31, 2021	$ 54,782,633	2,178,130	16,193,475	(138,684)	(15,754,031)	$ 57,261,523
Ending balance, shares at Jul. 31, 2021	15,269,583
IfrsStatementLineItems [Line Items]
Expiration of options		(24,554)			24,554
Loss for the period					(11,090,881)	(11,090,881)
Exercise of representation warrants (Note 8a(ii))	$ 1,644,604		(1,644,604)
Exercise of representation warrants (Note 8a(iii)), shares	219,453
Exercise of private placement warrants (Note 8a(iii))	$ 8,119,743		(1,947,074)			6,172,669
Exercise of private placement warrants (Note 8a(iii)), shares	997,200
Exercise of public offering warrants (Note 8a(iii))	$ 401,822		(64,723)			337,099
Exercise of public offering warrants (Note 8a(iii)), shares	63,454
Issuance of options (Note 9d)		3,204,704				3,204,704
Shares repurchased and cancelled (Note 8a(iv))	$ (9,098,014)					(9,098,014)
Shares repurchased and cancelled (Note 8a(iv)), shares	(1,031,672)
Warrants repurchased and cancelled (Note 8a(iv))			(208,529)		(762,522)	(971,051)
Ending balance, value at Apr. 30, 2022	$ 55,850,788	$ 5,358,280	$ 12,328,545	$ (138,684)	$ (27,582,880)	$ 45,816,049
Ending balance, shares at Apr. 30, 2022	15,518,018